Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Summary of Business Combination and Common Stock Shares Issued and Outstanding
The number of shares of common stock issued and outstanding immediately following the consummation of the Business Combination is summarized as follows:

Number of Shares
ROI public shares outstanding prior to business combination	7,500,000
ROI founder shares	1,885,000
Total ROI shares outstanding prior to business combination	9,385,000
Less: redemption of ROI public shares	(4,679,627)
Total ROI shares outstanding immediately prior to the effective date of the business combination	4,705,373
Common shares issues as consideration to members of Former EveryWare	15,690,000
Common shares issued to sponsor of ROI	1,650,000
Total common shares outstanding at closing, May 21, 2013	22,045,373

The number of shares of common stock of the Company issued and outstanding immediately following the consummation of the Business Combination is summarized as follows:

Number of Shares
ROI public shares outstanding prior to business combination	7,500,000
ROI founder shares	1,885,000
Total ROI shares outstanding prior to business combination	9,385,000
Less: redemption of ROI public shares	(4,679,627)
Total ROI shares outstanding immediately prior to the effective date of the business combination	4,705,373
Common shares issues as consideration to members of Former EveryWare	15,690,000
Common shares issued to sponsor of ROI	1,650,000
Total common shares outstanding at closing, May 21, 2013	22,045,373

Summary of Earnout Shares

	Vesting Triggered at $11.00	Vesting Triggered at $12.50	Vesting Triggered at $15.00
Former EveryWare stockholders	1,000,000	1,250,000	1,250,000
Sponsors of ROI	—	267,380	284,091
Total Earnout Shares	1,000,000	1,517,380	1,534,091

	Vesting Triggered at $11.00	Vesting Triggered at $12.50	Vesting Triggered at $15.00
Former EveryWare stockholders	1,000,000	1,250,000	1,250,000
Sponsors of ROI	—	267,380	284,091
Total Earnout Shares	1,000,000	1,517,380	1,534,091

Cash Flows Related to Business Combination
The cash flows related to the Business Combination, are summarized as follows (in thousands):

2013
Cash in trust at ROI	$75,173
Add: proceeds from issuance of shares	16,500
Less: redemption of ROI public shares	(46,741)
Less: payment to warrant holders	(5,838)
Net cash received in the Business Combination	$39,094

The cash flows related to the Business Combination, as reported in the condensed statement of cash flow are summarized as follows (in thousands):

2012
Cash in trust at ROI	$75,173
Add: proceeds from issuance of shares	16,500
Less: redemption of ROI public shares	(46,741)
Less: payment to warrant holders	(5,838)
Net cash received from trust in the merger	$39,094